Retirement-Related Benefits - Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 1,438	$ 1,235	$ 700
Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	172	202	218
U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Interest cost	$ 1,109	$ 1,501	$ 1,882
Interest cost - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Expected return on plan assets	$ (1,802)	$ (2,169)	$ (2,599)
Expected return on plan assets - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Amortization of transition assets - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Amortization of prior service costs/(credits)	$ 16	$ 16	$ 16
Amortization of prior service costs/(credits) - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Recognized actuarial losses	$ 996	$ 829	$ 559
Recognized actuarial losses - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Curtailments and settlements - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 319	$ 178	$ (142)
U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	7	9	10
Interest cost	$ 65	$ 103	$ 145
Interest cost - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Expected return on plan assets - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Amortization of transition assets - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Amortization of prior service costs/(credits)	$ 4	$ 4	$ (2)
Amortization of prior service costs/(credits) - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Recognized actuarial losses	$ 52	$ 29	$ 1
Recognized actuarial losses - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Curtailments and settlements - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 127	$ 145	$ 154
Non-U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	300	328	304
Interest cost	$ 424	$ 541	$ 814
Interest cost - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Expected return on plan assets	$ (1,115)	$ (1,229)	$ (1,530)
Expected return on plan assets - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Amortization of transition assets			$ 0
Amortization of transition assets - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Amortization of prior service costs/(credits)	$ (12)	$ (9)	$ (25)
Amortization of prior service costs/(credits) - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Recognized actuarial losses	$ 1,392	$ 1,336	$ 1,190
Recognized actuarial losses - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Curtailments and settlements	$ 94	$ 49	$ 38
Curtailments and settlements - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Multi-employer plans	$ 17	$ 23	$ 23
Other costs/(credits)	18	18	28
Total net periodic pension / nonpension (income)/cost of defined benefit plans	1,119	1,057	842
Non-U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	4	4	4
Interest cost	$ 27	$ 35	$ 54
Interest cost - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Expected return on plan assets	$ (3)	$ (4)	$ (5)
Expected return on plan assets - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Amortization of transition assets - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Amortization of prior service costs/(credits)	$ 0	$ 0	$ 0
Amortization of prior service costs/(credits) - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Recognized actuarial losses	$ 15	$ 21	$ 10
Recognized actuarial losses - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Curtailments and settlements	$ 0	$ 0	$ 0
Curtailments and settlements - income statement location	Other (income) and expense	Other (income) and expense	Other (income) and expense
Other costs/(credits)	$ 0	$ 0
Total net periodic pension / nonpension (income)/cost of defined benefit plans	44	57	$ 64
Personal Pension Plan (PPP) | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	1,422	1,224	689
Personal Pension Plan (PPP) | U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	303	167	(153)
Personal Pension Plan (PPP) | Non-U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 1,119	$ 1,057	$ 842